Premises and Equipment (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Maximum Estimated Useful Lives to Amortize Assets	The maximum estimated useful lives we use to depreciate our assets are as follows:

Buildings	10 to 40 years
Computer equipment and operating system software	5 to 7 years
Other equipment	10 years
Leasehold improvements	Lease term to a maximum of 10 years

Summary of Net Rent Expense for Premises and Equipment
The total cost and associated accumulated depreciation for premises and equipment owned and leased are set out below:

(Canadian $ in millions)							2021							2020
	Land	Buildings	Computer equipment	Other equipment	Leasehold improvements	Right-of-use assets (1)	Total	Land	Buildings	Computer equipment	Other equipment	Leasehold improvements	Right-of-use assets (1)	Total
Cost
Balance at beginning of year	112	1,454	2,481	904	1,769	2,580	9,300	109	1,534	2,470	973	1,615	na	6,701
Impact from adopting IFRS 16 (1) (2)	–	–	–	–	–	–	–	–	(23)	(65)	–	–	2,053	1,965
Additions/lease modifications	–	52	193	53	192	731	1,221	8	53	168	41	167	559	996
Disposals (3)	(6)	(44)	(349)	(245)	(44)	(29)	(717)	(6)	(116)	(104)	(122)	(28)	(22)	(398)
Foreign exchange and other	(7)	(108)	(33)	(27)	24	(81)	(232)	1	6	12	12	15	(10)	36
Balance at end of year	99	1,354	2,292	685	1,941	3,201	9,572	112	1,454	2,481	904	1,769	2,580	9,300
Accumulated Depreciation and Impairment
Balance at beginning of year	–	936	1,888	680	1,250	363	5,117	–	961	1,786	742	1,157	na	4,646
Impact from adopting IFRS 16 (1) (2)	–	–	–	–	–	–	–	–	–	(27)	–	–	27	–
Disposals (3)	–	(46)	(345)	(245)	(41)	(29)	(706)	–	(93)	(100)	(120)	(25)	(22)	(360)
Depreciation	–	52	217	51	105	366	791	–	64	218	52	107	360	801
Foreign exchange and other (4)	–	(75)	(36)	(15)	24	18	(84)	–	4	11	6	11	(2)	30
Balance at end of year	–	867	1,724	471	1,338	718	5,118	–	936	1,888	680	1,250	363	5,117
Net carrying value	99	487	568	214	603	2,483	4,454	112	518	593	224	519	2,217	4,183

(1)	Effective November 1, 2019, we adopted IFRS 16 Leases , recognizing the cumulative effect of adoption in opening retained earnings with no changes to prior periods (refer to Note 1).
(2)	Includes net book value of buildings transferred to right-of-use assets.
(3)	Includes fully depreciated assets written off.
(4)	Includes impairment charges.
na - not	applicable due to IFRS 16 adoption.